Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Computation of Basic and Diluted Earnings Per Share
Diluted earnings per share for the three months ended June 30, 2014 and 2013, include the effects of potential common shares consisting of common stock issuable upon exercise of outstanding stock options and warrants when dilutive (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net (loss) income attributable to common stockholders — basic and diluted	$(26,898)	$(2,200)	$(65,237)	$(2,003)
Weighted average number of common shares outstanding	20,559	14,741	20,554	13,473
Dilutive effect of outstanding stock options and warrants after application of the treasury stock method	—	—	—	—
Dilutive shares outstanding	20,559	14,741	20,554	13,473
Basic (loss) earnings per share attributable to common stockholders	$(1.31)	$(0.15)	$(3.17)	$(0.15)
Diluted (loss) earnings per share attributable to common stockholders	$(1.31)	$(0.15)	$(3.17)	$(0.15)

Diluted earnings per share for years ended December 31, 2013 and 2012, include the effects of potential common shares consisting of common stock issuable upon exercise of outstanding stock options and warrants when dilutive (in thousands, except per share amounts):

	2013	2012
Net loss attributable to common stockholders — basic and diluted	$(17,401)	$(3,957)
Weighted average number of common shares outstanding	16,832	12,190
Dilutive effect of outstanding stock options and warrants after application of the treasury stock method	—	—
Dilutive shares outstanding	16,832	12,190
Basic loss per share attributable to common stockholders	$(1.03)	$(0.32)
Diluted loss per share attributable to common stockholders	$(1.03)	$(0.32)